TRADE AND OTHER RECEIVABLES - Detail of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables, net	$ 36	$ 40
Other receivables, net of expected credit losses allowance	1	0
Total trade and other receivables	37	40	[1]
Gross
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables, net	54	55
Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables, net	$ (18)	$ (15)		$ (14)

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation